Dividends - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 03, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Dividends
Dividends paid	$ 2,592	$ 50,230	$ 4,947	$ 50,534	$ 8,187	$ 51,683	$ 4,122
Dividends recognized relating to interest free loans						0	10
Dividends declared		$ 50,000	$ 4,987	$ 50,000	$ 8,062	$ 53,614	$ 4,206